UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03851

Nicholas II, Inc.

(Exact Name of Registrant as Specified in Charter)

700 North Water Street, Milwaukee, Wisconsin 53202

(Address of Principal Executive Offices)	(Zip Code)

Jennifer R. Kloehn, Senior Vice President and Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650

Date of Fiscal Year End: 09/30/2017

Date of Reporting Period: 12/31/2016

Item 1. Schedule of Investments.

	NICHOLAS II, INC.
	SCHEDULE OF INVESTMENTS (UNAUDITED)
	AS OF DECEMBER 31, 2016

SHARES OR
PRINCIPAL		VALUE
AMOUNT		------------
-------------
COMMON STOCKS -- 95.44%
	Consumer Discretionary - Automobiles &
	Components -- 1.12%
405,000	Gentex Corporation	$ 7,974,450
		------------

	Consumer Discretionary - Retailing -- 7.71%
185,000	CarMax, Inc. *	11,912,150
450,000	LKQ Corporation *	13,792,500
40,000	O'Reilly Automotive, Inc. *	11,136,400
46,000	Ulta Salon, Cosmetics & Fragrance, Inc. *	11,727,240
135,000	Williams-Sonoma, Inc.	6,532,650
		------------
		55,100,940
		------------

	Consumer Discretionary - Services -- 5.79%
225,000	Dunkin' Brands Group, Inc.	1,799,000
45,000	Panera Bread Company Class A *	9,229,050
365,000	Service Corporation International	10,366,000
180,000	Starbucks Corporation	9,993,600
		------------
		41,387,650
		------------

	Consumer Staples - Food & Staples
	Retailing -- 1.11%
95,000	PriceSmart, Inc.	7,932,500
		------------

	Consumer Staples - Food, Beverage &
	Tobacco -- 1.13%
52,500	Constellation Brands, Inc. - Class A	8,048,775
		------------

	Consumer Staples - Household & Personal
	Products -- 0.68%
110,000	Church & Dwight Co., Inc.	4,860,900
		------------

	Financials - Banks -- 2.96%
485,000	Huntington Bancshares Incorporated	6,411,700
120,000	SunTrust Banks, Inc.	6,582,000
150,000	Webster Financial Corporation	8,142,000
		------------
		21,135,700
		------------

	Financials - Diversified -- 6.53%
54,000	Affiliated Managers Group, Inc. *	7,846,200
110,000	Northern Trust Corporation	9,795,500
130,000	Raymond James Financial, Inc.	9,005,100
200,000	SEI Investments Company	9,872,000
135,000	T. Rowe Price Group, Inc.	10,160,100
		------------
		46,678,900
		------------

	Financials - Insurance -- 2.81%
90,000	Aon plc	10,037,700
81,917	Willis Towers Watson Public Limited Company	10,016,811
		------------
		20,054,511
		------------

	Health Care - Equipment & Services -- 11.65%
145,000	Cardinal Health, Inc.	10,435,650
52,500	Cooper Companies, Inc. (The)	9,183,825
90,000	Danaher Corporation	7,005,600

145,000	DaVita Inc. *	9,309,000
180,000	DENTSPLY SIRONA Inc.	10,391,400
130,000	ResMed Inc.	8,066,500
65,000	Teleflex Incorporated	10,474,750
82,500	Universal Health Services, Inc. - Class B	8,776,350
140,000	VCA Inc. *	9,611,000
		------------
		83,254,075
		------------

	Health Care - Pharmaceuticals,
	Biotechnology & Life Sciences -- 6.68%
50,000	Alexion Pharmaceuticals, Inc. *	6,117,500
76,000	Celgene Corporation *	8,797,000
145,920	Quintiles IMS Holdings Inc. *	11,097,216
14,500	Regeneron Pharmaceuticals, Inc. *	5,322,805
78,920	Thermo Fisher Scientific Inc.	11,135,612
71,500	Vertex Pharmaceuticals Incorporated *	5,267,405
		------------
		47,737,538
		------------

	Industrials - Capital Goods -- 13.47%
237,500	AMETEK, Inc.	11,542,500
291,000	Fastenal Company	13,671,180
180,000	Fortive Corporation	9,653,400
205,000	Fortune Brands Home & Security, Inc.	10,959,300
130,000	IDEX Corporation	11,707,800
120,000	Nordson Corporation	13,446,000
75,000	Snap-on Incorporated	12,845,250
150,000	Westinghouse Air Brake Technologies
	Corporation	12,453,000
		------------
		96,278,430
		------------

	Industrials - Commercial & Professional
	Services -- 4.08%
373,443	IHS Markit Ltd. *	13,223,617
135,000	Robert Half International Inc.	6,585,300
115,000	Verisk Analytics, Inc. *	9,334,550
		------------
		29,143,467
		------------

	Industrials - Transportation -- 2.59%
100,000	C.H. Robinson Worldwide, Inc.	7,326,000
130,000	Old Dominion Freight Line, Inc *	11,152,700
		------------
		18,478,700
		------------

	Information Technology - Hardware
	& Equipment -- 3.18%
200,000	CDW Corporation	10,418,000
120,000	Harris Corporation	12,296,400
		------------
		22,714,400
		------------

	Information Technology - Semiconductors
	& Semiconductor Equipment -- 2.14%
32,500	Broadcom Limited	5,745,025
148,750	Microchip Technology Incorporated	9,542,313
		------------
		15,287,338
		------------

	Information Technology - Software
	& Services -- 17.11%
135,000	ANSYS, Inc. *	12,486,150
170,000	CDK Global, Inc.	10,147,300
110,000	Check Point Software Technologies Ltd. *	9,290,600
145,000	Fidelity National Information Services, Inc.	10,967,800
99,374	Fiserv, Inc. *	10,561,469
80,000	FleetCor Technologies, Inc. *	11,321,600
112,500	Global Payments Inc.	7,808,625
47,500	MercadoLibre, Inc.	7,416,650
110,000	Red Hat, Inc. *	7,667,000
295,000	Sabre Corporation	7,360,250
65,000	ServiceNow, Inc. *	4,832,100

255,000	Vantiv, Inc. - Class A *	15,203,100
110,000	Workday, Inc. *	7,269,900
		------------
		122,332,544
		------------

	Materials -- 3.08%
100,000	AptarGroup, Inc.	7,345,000
210,000	Axalta Coating Systems Ltd. *	5,712,000
170,000	Crown Holdings, Inc. *	8,936,900
		------------
		21,993,900
		------------

	Real Estate - Real Estate -- 1.65%
375,000	CBRE Group, Inc. *	11,808,750
		------------

	TOTAL COMMON STOCKS	682,203,467
	(cost $425,780,295)	------------

SHORT-TERM INVESTMENTS -- 4.56%
	Commercial Paper - 3.96%
$2,000,000	AbbVie Inc. 01/03/17, 0.77%	2,000,000
2,725,000	Edison International 01/04/17, 0.75%	2,724,943
550,000	General Mills, Inc. 01/05/17, 0.88%	549,973
575,000	Marriott International, Inc. 01/09/17, 0.91%	574,913
1,625,000	Medtronic Global Holdings S.C.A.
	01/09/17, 0.83%	1,624,775
1,525,000	Clorox Company (The) 01/10/17, 0.85%	1,524,748
1,000,000	Ford Motor Credit Company LLC 01/10/17, 0.70%	999,864
2,475,000	AstraZeneca PLC 01/11/17, 0.80%	2,474,560
1,775,000	Time Warner Inc. 01/12/17, 0.97%	1,774,570
1,250,000	Anheuser-Busch InBev Worldwide Inc.
	01/13/17, 0.95%	1,249,670
2,500,000	Bell Canada 01/13/17, 0.99%	2,499,313
1,000,000	Campbell Soup Company 01/17/17, 0.85%	999,670
2,100,000	Harley-Davidson Financial Services, Inc.
	01/18/17, 0.88%	2,099,230
1,500,000	McDonald's Corporation 01/19/17, 0.88%	1,499,413
2,000,000	McDonald's Corporation 01/25/17, 0.90%	1,998,900
1,000,000	McDonald's Corporation 01/26/17, 0.90%	999,425
1,000,000	Time Warner Inc. 02/07/17, 1.01%	999,018
1,150,000	Clorox Company (The) 02/09/17, 0.95%	1,148,877
550,000	Clorox Company (The) 02/16/17, 0.95%	549,361
		------------
		28,291,223
		------------

	Variable Rate Security - 0.60%
4,316,076	Morgan Stanley Liquidity Funds Government
	Portfolio (Institutional Class), 0.45%	4,316,076
		------------

	TOTAL SHORT-TERM INVESTMENTS	32,607,299
	(cost $32,607,299)	------------

	TOTAL INVESTMENTS
	(cost $458,387,594) - 100.00%	714,810,766
		------------

	LIABILITIES, NET OF OTHER ASSETS - 0.00%
		(9,069)
		------------
	TOTAL NET ASSETS
	(basis of percentages disclosed
	above) - 100%	$714,801,697
		------------
		------------

* Non-income producing.

As of December 31, 2016, investment cost for federal tax purposes was $458,512,645 and the tax basis components of unrealized appreciation/depreciation were as follows:

Unrealized appreciation	$263,845,415
Unrealized depreciation	(7,547,294)
------------
Net unrealized appreciation	$256,298,121
------------
------------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Finanacial Accounting Standard No. 157.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

     Level 1 - quoted prices in active markets for identical investments Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2016 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments
----------------	in Securities
Level 1 -	-------------
Common Stocks(1)	$682,203,468
Variable Rate Security	4,316,076
Level 2 -
Commercial Paper	28,291,222
Level 3 -
None	--
------------
Total	$714,810,766
------------
------------

(1) See Schedule above for further detail by industry.

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas II, Inc.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer

Date: February 28, 2017

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer
Date: February 28, 2017

By: /s/ Jennifer R. Kloehn
Name: Jennifer R. Kloehn
Title: Principal Financial Officer
Date: February 28, 2017